Quarterly Holdings Report
for
Fidelity Advisor® Large Cap Fund
August 31, 2025
LC-NPRT3-1025
1.805746.121
Common Stocks - 94.8%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	76,600	17,909,426
CANADA - 2.4%
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Athabasca Oil Corp (b)	579,100	2,538,451
Cenovus Energy Inc	61,700	1,026,124
Imperial Oil Ltd (a)	324,300	29,427,507
MEG Energy Corp	250,501	5,152,841
		38,144,923
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc Class B (b)	65,100	7,610,919
TOTAL CANADA		45,755,842
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	117,600	6,639,696
FRANCE - 0.7%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	41,400	4,707,771
Industrials - 0.5%
Aerospace & Defense - 0.5%
Airbus SE	37,600	7,860,998
TOTAL FRANCE		12,568,769
GERMANY - 0.9%
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	64,417	17,531,731
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	231,500	1,740,906
JAPAN - 0.0%
Information Technology - 0.0%
Software - 0.0%
Money Forward Inc (b)	8,800	383,160
NETHERLANDS - 0.7%
Communication Services - 0.3%
Entertainment - 0.3%
Universal Music Group NV	194,334	5,493,688
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	1,900	1,353,180
Merus NV (b)	23,400	1,540,656
		2,893,836
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	3,700	2,747,694
BE Semiconductor Industries NV	21,320	2,870,855
		5,618,549
TOTAL NETHERLANDS		14,006,073
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	65,600	2,332,294
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	45,300	10,458,411
UNITED KINGDOM - 1.0%
Consumer Staples - 0.7%
Beverages - 0.2%
Diageo PLC ADR	37,300	4,171,259
Tobacco - 0.5%
British American Tobacco PLC ADR	131,000	7,452,591
TOTAL CONSUMER STAPLES		11,623,850

Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	16,500	896,424
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	417,900	6,026,264
TOTAL UNITED KINGDOM		18,546,538
UNITED STATES - 86.0%
Communication Services - 9.0%
Entertainment - 0.4%
Walt Disney Co/The	65,675	7,774,606
Interactive Media & Services - 7.6%
Alphabet Inc Class A	213,480	45,452,027
Alphabet Inc Class C	180,660	38,576,330
Meta Platforms Inc Class A	84,600	62,494,020
		146,522,377
Media - 1.0%
Comcast Corp Class A	539,123	18,314,008
TOTAL COMMUNICATION SERVICES		172,610,991

Consumer Discretionary - 2.9%
Broadline Retail - 0.7%
Amazon.com Inc (b)	58,800	13,465,200
Hotels, Restaurants & Leisure - 0.7%
Booking Holdings Inc	1,014	5,677,437
Marriott International Inc/MD Class A1	13,400	3,589,324
Starbucks Corp	38,000	3,351,220
		12,617,981
Household Durables - 0.6%
Somnigroup International Inc	112,600	9,452,770
Whirlpool Corp (a)	21,734	2,024,522
		11,477,292
Specialty Retail - 0.8%
Home Depot Inc/The	1,000	406,770
Lowe's Cos Inc	49,230	12,704,294
Restoration Hardware Inc (b)	7,000	1,579,690
		14,690,754
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	1,600	323,520
NIKE Inc Class B	36,600	2,831,742
		3,155,262
TOTAL CONSUMER DISCRETIONARY		55,406,489

Consumer Staples - 3.3%
Beverages - 1.4%
Brown-Forman Corp Class B (a)	132,200	3,958,068
Coca-Cola Co/The	170,081	11,733,888
Keurig Dr Pepper Inc	345,400	10,047,686
		25,739,642
Consumer Staples Distribution & Retail - 0.8%
Performance Food Group Co (b)	27,700	2,808,780
Sysco Corp	47,300	3,806,231
Target Corp	63,500	6,094,730
US Foods Holding Corp (b)	35,400	2,747,040
		15,456,781
Food Products - 0.0%
Lamb Weston Holdings Inc	6,200	356,686
Household Products - 0.0%
Procter & Gamble Co/The	4,800	753,792
Personal Care Products - 0.7%
Estee Lauder Cos Inc/The Class A	46,100	4,228,753
Kenvue Inc	424,707	8,795,682
		13,024,435
Tobacco - 0.4%
Philip Morris International Inc	51,500	8,607,195
TOTAL CONSUMER STAPLES		63,938,531

Energy - 6.5%
Energy Equipment & Services - 0.1%
Tidewater Inc (a)(b)	20,900	1,258,180
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp	37,400	6,006,439
ConocoPhillips	62,700	6,205,419
Exxon Mobil Corp	624,809	71,409,421
Shell PLC ADR	541,986	40,041,926
		123,663,205
TOTAL ENERGY		124,921,385

Financials - 15.6%
Banks - 10.8%
Bank of America Corp	1,023,614	51,938,174
JPMorgan Chase & Co (e)	14,118	4,255,448
M&T Bank Corp	35,328	7,124,244
PNC Financial Services Group Inc/The	85,441	17,723,881
Truist Financial Corp	51,800	2,425,276
US Bancorp	237,790	11,611,286
Wells Fargo & Co (e)	1,343,554	110,413,268
		205,491,577
Capital Markets - 2.0%
Charles Schwab Corp/The	34,100	3,268,144
KKR & Co Inc Class A	109,491	15,272,900
Moody's Corp	2,100	1,070,496
Morgan Stanley	17,925	2,697,354
MSCI Inc	300	170,316
Northern Trust Corp	116,591	15,306,066
Raymond James Financial Inc	8,393	1,422,110
		39,207,386
Financial Services - 2.2%
Acacia Research Corp (b)(f)	36,900	125,829
Apollo Global Management Inc	10,900	1,484,907
Corpay Inc (b)	5,300	1,726,051
Global Payments Inc	11,800	1,048,076
Mastercard Inc Class A	11,215	6,676,177
PayPal Holdings Inc (b)	25,700	1,803,883
Visa Inc Class A	83,727	29,453,484
		42,318,407
Insurance - 0.6%
Arthur J Gallagher & Co	13,000	3,935,750
Brown & Brown Inc	65,000	6,301,750
Chubb Ltd	6,495	1,786,580
		12,024,080
TOTAL FINANCIALS		299,041,450

Health Care - 8.5%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc (b)	12,119	5,411,255
Exact Sciences Corp (b)	98,400	4,666,128
Gilead Sciences Inc	10,700	1,208,779
Vaxcyte Inc (b)	32,800	1,009,911
		12,296,073
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	15,800	2,096,028
Baxter International Inc (a)	210,000	5,184,900
Becton Dickinson & Co	10,797	2,083,605
Boston Scientific Corp (b)	189,011	19,940,661
Masimo Corp (b)	6,100	852,231
Solventum Corp (b)	13,712	1,002,210
		31,159,635
Health Care Providers & Services - 3.1%
Cardinal Health Inc	40,382	6,008,034
Cigna Group/The	40,003	12,035,703
Humana Inc	27,600	8,381,016
McKesson Corp (e)	13,806	9,479,752
UnitedHealth Group Inc	75,299	23,332,901
		59,237,406
Life Sciences Tools & Services - 0.9%
Bruker Corp	133,300	4,529,534
Danaher Corp	24,500	5,042,590
Thermo Fisher Scientific Inc	13,800	6,799,536
		16,371,660
Pharmaceuticals - 2.3%
Eli Lilly & Co	9,900	7,252,542
GSK PLC ADR	383,330	15,206,701
Haleon PLC ADR	1,176,538	11,530,072
Johnson & Johnson	40,587	7,190,799
Merck & Co Inc	37,700	3,171,324
		44,351,438
TOTAL HEALTH CARE		163,416,212

Industrials - 17.1%
Aerospace & Defense - 10.4%
Boeing Co (b)	360,127	84,514,604
GE Aerospace (e)	321,813	88,562,938
General Dynamics Corp	16,929	5,494,646
Howmet Aerospace Inc	11,600	2,019,560
Huntington Ingalls Industries Inc	21,319	5,772,972
RTX Corp	6,200	983,319
Spirit AeroSystems Holdings Inc Class A (b)	241,230	10,032,756
		197,380,795
Air Freight & Logistics - 0.8%
United Parcel Service Inc Class B	179,563	15,700,989
Building Products - 0.1%
A O Smith Corp	27,600	1,967,604
AAON Inc	3,200	265,440
		2,233,044
Commercial Services & Supplies - 0.0%
Veralto Corp	7,633	810,548
Construction & Engineering - 0.0%
Centuri Holdings Inc (b)	36,800	781,632
Electrical Equipment - 4.7%
Emerson Electric Co	8,100	1,069,200
GE Vernova Inc (e)	125,253	76,776,332
Hubbell Inc (a)	6,885	2,967,366
Vertiv Holdings Co Class A	71,000	9,056,050
		89,868,948
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	79,358	3,483,816
Machinery - 0.9%
Allison Transmission Holdings Inc	19,500	1,702,545
Cummins Inc	7,000	2,789,080
Deere & Co	5,500	2,632,520
Donaldson Co Inc	23,400	1,864,278
Nordson Corp	6,800	1,530,612
Otis Worldwide Corp	27,996	2,418,294
Stanley Black & Decker Inc	8,900	661,181
Westinghouse Air Brake Technologies Corp	18,745	3,627,158
		17,225,668
Trading Companies & Distributors - 0.0%
Watsco Inc	2,200	885,236
TOTAL INDUSTRIALS		328,370,676

Information Technology - 20.8%
IT Services - 0.0%
Gartner Inc (b)	2,800	703,332
Semiconductors & Semiconductor Equipment - 11.0%
Applied Materials Inc	22,016	3,539,292
Broadcom Inc	143,000	42,526,770
First Solar Inc (b)	25,615	4,999,792
Lam Research Corp	44,000	4,406,600
Marvell Technology Inc	159,701	10,039,603
Micron Technology Inc	68,100	8,104,581
NVIDIA Corp	786,500	136,992,570
Teradyne Inc	9,000	1,064,160
		211,673,368
Software - 7.4%
Adobe Inc (b)	26,200	9,345,540
Autodesk Inc (b)	17,041	5,362,803
Intuit Inc	5,000	3,334,999
Microsoft Corp	243,953	123,608,546
		141,651,888
Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc	196,068	45,515,226
TOTAL INFORMATION TECHNOLOGY		399,543,814

Materials - 0.7%
Chemicals - 0.6%
Air Products and Chemicals Inc	8,400	2,470,524
Dow Inc (a)	25,000	615,750
LyondellBasell Industries NV Class A1	7,700	433,895
Mosaic Co/The	225,000	7,515,000
Sherwin-Williams Co/The	400	146,332
		11,181,501
Construction Materials - 0.1%
James Hardie Industries PLC (b)	80,300	1,616,439
TOTAL MATERIALS		12,797,940

Real Estate - 0.5%
Industrial REITs - 0.0%
Terreno Realty Corp	19,300	1,114,961
Residential REITs - 0.0%
Sun Communities Inc	14,100	1,788,867
Specialized REITs - 0.5%
American Tower Corp	22,409	4,568,075
Crown Castle Inc	40,900	4,054,826
Equinix Inc	442	347,496
		8,970,397
TOTAL REAL ESTATE		11,874,225

Utilities - 1.1%
Electric Utilities - 0.9%
Duke Energy Corp	5,400	661,446
Edison International	14,100	791,433
Entergy Corp	17,800	1,568,002
PG&E Corp	37,900	579,112
Southern Co/The	141,400	13,051,220
		16,651,213
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	10,600	2,004,566
Multi-Utilities - 0.1%
Sempra	19,200	1,585,152
TOTAL UTILITIES		20,240,931

TOTAL UNITED STATES		1,652,162,644
ZAMBIA - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
First Quantum Minerals Ltd (b)	1,294,800	22,693,295
TOTAL COMMON STOCKS (Cost $961,650,459)		1,822,728,785

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	99,309,892	99,329,754
Fidelity Securities Lending Cash Central Fund (g)(h)	4.36	21,657,005	21,659,171
TOTAL MONEY MARKET FUNDS (Cost $120,988,925)			120,988,925

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,082,639,384)	1,943,717,710
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(20,994,574)
NET ASSETS - 100.0%	1,922,723,136

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	21	577,920	300.00	9/19/2025	1,439
GE Aerospace	Chicago Board Options Exchange	64	1,761,280	300.00	11/21/2025	48,539
GE Vernova Inc	Chicago Board Options Exchange	71	4,352,087	650.00	9/19/2025	66,740
JPMorgan Chase & Co	Chicago Board Options Exchange	136	4,099,312	305.00	10/3/2025	86,700
McKesson Corp	Chicago Board Options Exchange	25	1,716,600	750.00	10/17/2025	11,563
Wells Fargo & Co	Chicago Board Options Exchange	71	583,478	92.50	11/21/2025	6,781

						221,762
TOTAL WRITTEN OPTIONS						(221,762)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,332,294 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,332,294 or 0.1% of net assets.

(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $13,090,677.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $125,829 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,716,149.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acacia Research Corp	2/16/2012	1,356,074

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	54,521,531	190,012,619	145,204,396	1,778,362	-	-	99,329,754	99,309,892	0.2%
Fidelity Securities Lending Cash Central Fund	18,922,700	104,044,069	101,307,598	11,273	-	-	21,659,171	21,657,005	0.1%
Total	73,444,231	294,056,688	246,511,994	1,789,635	-	-	120,988,925

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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